Stockholders' Equity - Common Stock Shares (Details)	4 Months Ended	6 Months Ended
	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2021 $ / shares	Jan. 14, 2021 shares	Jan. 11, 2021 $ / shares shares	Oct. 31, 2020 shares	Sep. 09, 2020 shares
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000			500,000,000		0
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued (in shares)	0	2,564,342
Common shares, shares outstanding (in shares)	0	2,564,342
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	0	26,963,158
Class F Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	25,000,000	25,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)						7,187,500
Maximum shares subject to forfeiture				937,500		937,500
Common stock, share held by initial stock holders, as a percent of issued and outstanding		20
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%	20.00%